Net Loss Per Share - Calculation of Pro Forma Per Share (Detail) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013
Earnings Per Share ProForma [Line Items]
Net loss		$ (45,461,000)	$ (12,615,000)	$ (24,454,761)	[1]	$ (5,226,445)
Weighted-average number of common shares-basic and diluted		9,643,231	2,381,041	2,381,041	[2]	2,381,041
Net loss per share-basic and diluted		$ (4.71)	$ (5.30)	$ (10.27)		$ (2.20)
Redeemable Convertible Preferred Stock
Earnings Per Share ProForma [Line Items]
Weighted-average number of common shares-basic and diluted	[3]			5,162,081
Unsecured Convertible Promissory Notes
Earnings Per Share ProForma [Line Items]
Weighted-average number of common shares-basic and diluted	[4]			280,230
Pro Forma
Earnings Per Share ProForma [Line Items]
Net loss				$ (24,454,761)
Weighted-average number of common shares-basic and diluted				7,823,352
Net loss per share-basic and diluted				$ (3.13)

[1]	Represents actual net loss.
[2]	Represents actual weighted average common shares outstanding-basic.
[3]	Represents the number of shares of common stock that would have been outstanding had all outstanding shares of the Preferred Stock converted into shares of common stock as of January 1, 2014 or the issuance dates of the Preferred Stock, if later, computed on a weighted average basis.
[4]	Represents the number of shares of common stock that would have been outstanding had the principal amount and accrued interest of the 2013 Convertible Notes converted into shares of common stock at the beginning of the period or at the time the interest is accrued, computed on a weighted average basis.